Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
BlackRock Advantage CoreAlpha Bond Fund - Class K Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	(0.25%)	3.26%	(0.25%)	1.47%
BlackRock Advantage CoreAlpha Bond Fund - Investor C Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	(1.86%)	1.08%	(1.32%)	0.52%
BlackRock Advantage CoreAlpha Bond Fund - Investor A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(4.38%)	(1.28%)	(1.36%)	0.71%
BlackRock Advantage CoreAlpha Bond Fund - Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(0.28%)	3.21%	(0.31%)	1.42%
Without Sales Load [Member] | BlackRock Advantage CoreAlpha Bond Fund - Investor C Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	(0.88%)	2.07%	(1.32%)	0.52%
Without Sales Load [Member] | BlackRock Advantage CoreAlpha Bond Fund - Investor A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	(0.40%)	2.84%	(0.55%)	1.12%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.71%)	2.63%	(0.23%)	1.35%